United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-04-30

Date of Reporting Period: 2025-04-30

Item 1.	Reports to Stockholders

Federated Hermes Intermediate Corporate Bond Fund

Class R6 Shares | ICBRX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38Footnote Reference1	0.45%
Footnote	Description
Footnote[1]	Based on operations for the period from July 1, 2024 to April 30, 2025. Expenses for the full year would be higher.

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2015	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,146	$10,272	$10,251	$10,207
4/30/2017	$10,452	$10,357	$10,471	$10,555
4/30/2018	$10,468	$10,324	$10,457	$10,621
4/30/2019	$11,028	$10,870	$11,078	$11,241
4/30/2020	$11,657	$12,049	$11,783	$12,278
4/30/2021	$12,350	$12,017	$12,317	$12,930
4/30/2022	$11,401	$10,994	$11,418	$11,616
4/30/2023	$11,540	$10,947	$11,603	$11,559
4/30/2024	$11,757	$10,786	$11,881	$11,617
4/30/2025	$12,708	$11,651	$12,874	$12,457

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	8.09%	1.74%	2.43%
Bloomberg US Aggregate Bond IndexFootnote Reference*	8.02%	(0.67%)	1.54%
Bloomberg US Intermediate Credit Index	8.36%	1.79%	2.56%
Lipper Corporate Debt Funds BBB-Rated Average	7.23%	0.25%	2.10%
Footnote	Description
Footnote[1]	The Fund's Class R6 Shares commenced operations on July 1, 2024. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$420,723,617
  Number of Investments517
  Portfolio Turnover17%
  Total Advisory Fees Paid$1,077,796

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C472

G00715-02-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares | FIIFX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.51%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2015	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,146	$10,272	$10,251	$10,207
4/30/2017	$10,452	$10,357	$10,471	$10,555
4/30/2018	$10,468	$10,324	$10,457	$10,621
4/30/2019	$11,028	$10,870	$11,078	$11,241
4/30/2020	$11,657	$12,049	$11,783	$12,278
4/30/2021	$12,350	$12,017	$12,317	$12,930
4/30/2022	$11,401	$10,994	$11,418	$11,616
4/30/2023	$11,540	$10,947	$11,603	$11,559
4/30/2024	$11,757	$10,786	$11,881	$11,617
4/30/2025	$12,687	$11,651	$12,874	$12,457

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.91%	1.71%	2.41%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
Bloomberg US Intermediate Credit Index	8.36%	1.79%	2.56%
Lipper Corporate Debt Funds BBB-Rated Average	7.23%	0.25%	2.10%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$420,723,617
  Number of Investments517
  Portfolio Turnover17%
  Total Advisory Fees Paid$1,077,796

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C407

G00715-02-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Service Shares | INISX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$79	0.76%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2015	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,121	$10,272	$10,251	$10,207
4/30/2017	$10,400	$10,357	$10,471	$10,555
4/30/2018	$10,390	$10,324	$10,457	$10,621
4/30/2019	$10,918	$10,870	$11,078	$11,241
4/30/2020	$11,513	$12,049	$11,783	$12,278
4/30/2021	$12,167	$12,017	$12,317	$12,930
4/30/2022	$11,204	$10,994	$11,418	$11,616
4/30/2023	$11,312	$10,947	$11,603	$11,559
4/30/2024	$11,496	$10,786	$11,881	$11,617
4/30/2025	$12,389	$11,651	$12,874	$12,457

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	7.76%	1.48%	2.17%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
Bloomberg US Intermediate Credit Index	8.36%	1.79%	2.56%
Lipper Corporate Debt Funds BBB-Rated Average	7.23%	0.25%	2.10%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$420,723,617
  Number of Investments517
  Portfolio Turnover17%
  Total Advisory Fees Paid$1,077,796

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C506

G00715-02-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class A Shares | FTIAX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$66	0.64%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Average
4/30/2015	$9,896	$10,000	$10,000	$10,000	$10,000
4/30/2016	$9,899	$10,272	$10,106	$10,110	$10,043
4/30/2017	$9,993	$10,357	$10,233	$10,186	$10,266
4/30/2018	$10,040	$10,324	$10,300	$10,181	$10,344
4/30/2019	$10,300	$10,870	$10,672	$10,525	$10,685
4/30/2020	$10,551	$12,049	$11,088	$11,045	$10,862
4/30/2021	$10,926	$12,017	$11,380	$11,157	$11,397
4/30/2022	$10,605	$10,994	$10,932	$10,766	$10,992
4/30/2023	$10,696	$10,947	$11,089	$10,890	$11,119
4/30/2024	$11,118	$10,786	$11,521	$11,194	$11,600
4/30/2025	$11,909	$11,651	$12,312	$11,951	$12,383

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.10%	2.24%	1.76%
Class A Shares without sales load	7.12%	2.45%	1.87%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
0-3 Year Composite (ICE BofA index blend)	6.87%	2.12%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	1.80%
Lipper Short Investment Grade Debt Funds Average	6.75%	2.65%	2.13%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,395,924,364
  Number of Investments419
  Portfolio Turnover32%
  Total Advisory Fees Paid$2,774,282

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C795

32957-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Institutional Shares | FSTYX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Average
4/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,079	$10,272	$10,106	$10,110	$10,043
4/30/2017	$10,250	$10,357	$10,233	$10,186	$10,266
4/30/2018	$10,376	$10,324	$10,300	$10,181	$10,344
4/30/2019	$10,708	$10,870	$10,672	$10,525	$10,685
4/30/2020	$11,015	$12,049	$11,088	$11,045	$10,862
4/30/2021	$11,436	$12,017	$11,380	$11,157	$11,397
4/30/2022	$11,127	$10,994	$10,932	$10,766	$10,992
4/30/2023	$11,252	$10,947	$11,089	$10,890	$11,119
4/30/2024	$11,725	$10,786	$11,521	$11,194	$11,600
4/30/2025	$12,578	$11,651	$12,312	$11,951	$12,383

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.27%	2.69%	2.32%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
0-3 Year Composite (ICE BofA index blend)	6.87%	2.12%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	1.80%
Lipper Short Investment Grade Debt Funds Average	6.75%	2.65%	2.13%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,395,924,364
  Number of Investments419
  Portfolio Turnover32%
  Total Advisory Fees Paid$2,774,282

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C787

32957-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class R6 Shares | FSILX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Average
4/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,059	$10,272	$10,106	$10,110	$10,043
4/30/2017	$10,218	$10,357	$10,233	$10,186	$10,266
4/30/2018	$10,356	$10,324	$10,300	$10,181	$10,344
4/30/2019	$10,679	$10,870	$10,672	$10,525	$10,685
4/30/2020	$11,001	$12,049	$11,088	$11,045	$10,862
4/30/2021	$11,410	$12,017	$11,380	$11,157	$11,397
4/30/2022	$11,106	$10,994	$10,932	$10,766	$10,992
4/30/2023	$11,234	$10,947	$11,089	$10,890	$11,119
4/30/2024	$11,724	$10,786	$11,521	$11,194	$11,600
4/30/2025	$12,580	$11,651	$12,312	$11,951	$12,383

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	7.30%	2.72%	2.32%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
0-3 Year Composite (ICE BofA index blend)	6.87%	2.12%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	1.80%
Lipper Short Investment Grade Debt Funds Average	6.75%	2.65%	2.13%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,395,924,364
  Number of Investments419
  Portfolio Turnover32%
  Total Advisory Fees Paid$2,774,282

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C563

32957-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Service Shares | FSTIX

Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$67	0.65%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2015 to 4/30/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Average
4/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,063	$10,272	$10,106	$10,110	$10,043
4/30/2017	$10,221	$10,357	$10,233	$10,186	$10,266
4/30/2018	$10,333	$10,324	$10,300	$10,181	$10,344
4/30/2019	$10,631	$10,870	$10,672	$10,525	$10,685
4/30/2020	$10,918	$12,049	$11,088	$11,045	$10,862
4/30/2021	$11,290	$12,017	$11,380	$11,157	$11,397
4/30/2022	$10,955	$10,994	$10,932	$10,766	$10,992
4/30/2023	$11,046	$10,947	$11,089	$10,890	$11,119
4/30/2024	$11,493	$10,786	$11,521	$11,194	$11,600
4/30/2025	$12,295	$11,651	$12,312	$11,951	$12,383

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.97%	2.40%	2.09%
Bloomberg US Aggregate Bond IndexFootnote Reference1	8.02%	(0.67%)	1.54%
0-3 Year Composite (ICE BofA index blend)	6.87%	2.12%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	1.80%
Lipper Short Investment Grade Debt Funds Average	6.75%	2.65%	2.13%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,395,924,364
  Number of Investments419
  Portfolio Turnover32%
  Total Advisory Fees Paid$2,774,282

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C209

32957-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $260,376

Fiscal year ended 2024 - $245,794

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,756 and $0 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $32,802 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $165,122

Fiscal year ended 2024 - $203,276

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	Institutional | FIIFX	Service | INISX	R6 | ICBRX

Federated Hermes Intermediate Corporate Bond Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—94.6%
	Basic Industry - Chemicals—0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 397,193
	Basic Industry - Metals & Mining—0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	423,519
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	177,894
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	604,544
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	397,873
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	815,919
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	783,429
	TOTAL	3,203,178
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	1,014,367
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,146
	TOTAL	1,070,513
	Capital Goods - Aerospace & Defense—2.9%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	294,923
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	278,537
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	189,445
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,536,793
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	467,417
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,742,132
500,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	537,441
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	590,809
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	398,254
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	501,780
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	1,039,132
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,168,423
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	493,951
600,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	593,152
1,450,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	1,438,878
600,000	RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	602,481
240,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	242,700
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	297,792
	TOTAL	12,414,040
	Capital Goods - Building Materials—0.9%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,044,921
825,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	803,134
450,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	455,965
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	489,848
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	266,744
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	447,126
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	195,489
	TOTAL	3,703,227
	Capital Goods - Construction Machinery—1.1%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	962,824
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	401,021
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	481,308
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	998,468
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	514,058
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	584,548
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$ 688,885
	TOTAL	4,631,112
	Capital Goods - Diversified Manufacturing—1.1%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	923,265
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	421,603
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	483,509
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	510,064
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	171,355
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	544,655
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	784,941
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	466,293
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	426,600
	TOTAL	4,732,285
	Capital Goods - Environmental—0.7%
1,000,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,018,230
1,050,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,062,221
1,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	919,469
	TOTAL	2,999,920
	Communications - Cable & Satellite—1.5%
285,000	CCO Safari II LLC, 4.908%, 7/23/2025	284,637
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	726,058
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	977,370
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	221,132
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,028,998
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	813,275
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	692,025
1,400,000	Comcast Corp., Sr. Unsecd. Note, 5.300%, 6/1/2034	1,423,125
	TOTAL	6,166,620
	Communications - Media & Entertainment—1.5%
1,000,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,009,744
685,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	684,770
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	739,391
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	763,705
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	577,420
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	281,013
1,600,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,634,361
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	196,928
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	583,998
	TOTAL	6,471,330
	Communications - Telecom Wireless—1.9%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	440,691
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	851,326
620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	633,898
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	651,094
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,278,589
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,775,020
1,500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,490,901
	TOTAL	8,121,519
	Communications - Telecom Wirelines—2.3%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	672,921
2,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,741,915
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	$ 718,114
490,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	487,673
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	807,058
1,500,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,479,021
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	243,838
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	256,928
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	387,467
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,200,557
1,700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,639,868
	TOTAL	9,635,360
	Consumer Cyclical - Automotive—5.2%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,403,319
1,500,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	1,493,563
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,490,283
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,102,586
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	245,244
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	982,170
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	968,278
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	836,964
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	322,436
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	590,268
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	540,547
212,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	212,813
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	641,686
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	752,254
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	272,789
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	305,274
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	369,280
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,019,670
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,019,651
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	499,808
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	736,406
600,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	602,570
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,152,403
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,293,922
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	492,513
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	686,333
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	693,522
	TOTAL	21,726,552
	Consumer Cyclical - Retailers—2.3%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	223,521
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,418,699
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	591,884
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	402,309
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,283,680
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	563,539
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	283,676
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	499,619
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	737,213
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,136,611
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,022,031
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	844,123
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	$ 566,766
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	256,227
	TOTAL	9,829,898
	Consumer Cyclical - Services—1.9%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	175,433
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	806,339
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,188,170
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,203,937
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	793,001
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	973,372
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	867,022
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	215,414
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	161,068
1,680,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,660,589
	TOTAL	8,044,345
	Consumer Non-Cyclical - Food/Beverage—4.5%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	812,559
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,193,084
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,215,335
500,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	470,965
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,137,081
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	373,361
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	1,009,694
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	873,092
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,081,134
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	782,828
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	286,422
517,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	509,133
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	384,740
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,783,110
1,100,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	1,109,360
1,100,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,104,783
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	589,097
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,508,542
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	255,228
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	558,616
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,244
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	586,618
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	690,584
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	519,866
	TOTAL	18,894,476
	Consumer Non-Cyclical - Health Care—3.1%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	585,573
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	486,867
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	165,881
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	757,642
45,720	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	45,725
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	604,440
950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	960,687
2,000,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	1,983,624
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	450,240
410,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	429,974
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 350,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	$ 367,477
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,280,460
585,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	570,334
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,016,324
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,459,791
1,700,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,734,421
	TOTAL	12,899,460
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	559,327
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,121,088
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,002
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,013,256
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	1,008,768
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,042,066
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,223
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	613,624
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	755,219
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,114,883
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,864,172
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	164,576
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	384,318
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,014,468
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	139,954
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	352,813
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	860,976
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	701,325
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	444,375
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	290,099
	TOTAL	15,490,532
	Consumer Non-Cyclical - Products—0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	937,057
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	604,810
	TOTAL	1,541,867
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	146,269
	Consumer Non-Cyclical - Tobacco—1.6%
550,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	517,477
1,000,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,004,574
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	520,805
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	486,080
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	1,004,057
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	509,134
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	508,236
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,241,761
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	505,277
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,797
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	282,619
	TOTAL	6,726,817
	Energy - Independent—1.7%
175,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	163,854
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	492,642
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	609,097
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	$ 1,173,741
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	313,448
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,646,574
1,525,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	1,553,700
1,065,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,050,425
	TOTAL	7,003,481
	Energy - Integrated—1.5%
1,300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,315,970
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	880,692
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,194,702
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	997,125
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,124,510
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	616,894
	TOTAL	6,129,893
	Energy - Midstream—3.1%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	227,744
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	601,130
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	954,321
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	472,572
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	143,517
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	201,867
1,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	990,556
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	313,919
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	170,532
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	246,511
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,187,049
390,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	391,247
1,685,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,493,282
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	512,375
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	835,125
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	450,020
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	484,718
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	251,770
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	436,425
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	885,113
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	109,668
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	772,472
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	417,196
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	468,793
	TOTAL	13,017,922
	Energy - Refining—0.4%
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	160,728
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	916,647
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	781,697
	TOTAL	1,859,072
	Financial Institution - Banking—22.8%
685,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	697,708
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,010,545
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,008,660
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	155,911
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,462,968
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,093,742
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 1,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	$ 1,521,994
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	983,872
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,624,235
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	495,125
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,215,352
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	927,053
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	994,943
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,274,789
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	403,772
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,459,267
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	487,280
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,239,497
2,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,757,719
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,303,158
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	742,365
450,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	451,474
825,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	844,708
250,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	247,831
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	706,456
890,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	911,282
685,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	724,686
785,000	Comerica, Inc., 3.800%, 7/22/2026	772,296
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	465,843
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	481,424
230,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	229,523
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	512,380
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,481,706
1,045,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,043,150
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,761
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,192,489
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	724,740
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,190,994
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	789,896
2,075,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,041,839
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	249,007
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	497,095
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	707,171
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	1,089,972
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	489,445
700,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	698,665
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	343,230
650,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	670,989
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,225,761
2,025,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,766,595
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,388,131
800,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	709,424
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	342,135
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	391,546
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,001,985
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,537,503
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	610,708
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,023,216
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 415,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	$ 430,171
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	214,875
1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,152,900
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	532,955
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	601,800
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,016,947
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	854,505
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,134,077
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	346,919
1,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,300,416
1,695,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,712,811
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,021,456
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,663,644
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,186,580
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	802,421
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,099,114
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,830,162
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	592,964
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	316,072
38,690	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,125
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	979,643
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,212,121
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	628,172
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,555,724
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	599,561
775,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	782,367
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	676,822
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,243,733
2,085,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,041,713
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	404,976
1,250,000		U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,254,379
500,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	512,157
200,000		U.S. Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	200,998
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	258,664
425,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	438,934
500,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	425,968
1,175,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,130,500
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	504,021
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,013,978
1,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,131,974
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	537,920
1,395,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,337,570
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,314,301
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,062,436
		TOTAL	95,782,557
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	491,899
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,007,606
1,600,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,349,778
965,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	990,698
250,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	245,809
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	163,938
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	$ 847,079
	TOTAL	5,096,807
	Financial Institution - Finance Companies—1.3%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	493,823
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	316,502
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	884,000
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	673,970
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	395,206
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	675,652
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	613,105
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	712,472
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	144,284
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	737,839
	TOTAL	5,646,853
	Financial Institution - Insurance - Health—1.5%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	828,090
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	994,514
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,335,116
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	1,001,386
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	293,580
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	404,293
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,527,346
	TOTAL	6,384,325
	Financial Institution - Insurance - Life—2.0%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	487,248
1,275,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,300,677
1,000,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	1,020,678
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,044,590
1,650,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,533,209
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	712,968
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	187,382
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	365,317
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	523,536
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	342,150
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,019,405
	TOTAL	8,537,160
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,029,627
1,200,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	1,188,230
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	245,025
810,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	817,475
	TOTAL	3,280,357
	Financial Institution - REIT - Apartment—0.6%
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	954,660
595,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	547,685
470,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	400,678
750,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	590,520
	TOTAL	2,493,543
	Financial Institution - REIT - Healthcare—1.0%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	375,537
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	183,761
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,129,790
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 1,015,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	$ 919,373
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	871,674
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	599,705
	TOTAL	4,079,840
	Financial Institution - REIT - Office—1.0%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,048,847
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	986,873
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	691,703
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	121,691
570,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	444,538
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	812,674
	TOTAL	4,106,326
	Financial Institution - REIT - Other—0.6%
1,000,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	984,694
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	301,937
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	401,200
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	290,307
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	736,187
	TOTAL	2,714,325
	Financial Institution - REIT - Retail—1.2%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	233,678
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	227,355
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	676,019
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,068,951
750,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	741,585
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,636,469
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	500,882
	TOTAL	5,084,939
	Sovereign—0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	673,612
	Technology—7.2%
1,000,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	993,949
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	686,518
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	993,497
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	581,053
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	580,525
1,500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,529,551
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,016,668
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	612,209
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	241,923
1,200,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,229,091
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,016,040
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	499,269
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	126,480
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	451,795
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,193,132
1,320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,345,329
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	247,161
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	310,011
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	575,224
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	261,294
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	434,179
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$ 249,914
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	592,975
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	579,497
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	1,002,083
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	278,349
725,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	705,224
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	595,998
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	456,022
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	536,070
365,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	363,530
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	500,341
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	711,430
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,253,828
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,873,397
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	788,002
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	739,295
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	623,653
1,345,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,189,102
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	468,469
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	486,246
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	302,452
	TOTAL	30,220,775
	Transportation - Railroads—0.4%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	336,194
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	261,243
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	556,051
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	551,435
	TOTAL	1,704,923
	Transportation - Services—2.2%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,119,448
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	755,795
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	477,897
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	241,984
1,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,017,120
1,075,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,093,481
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,391,165
510,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	511,729
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	626,195
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	969,829
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	255,641
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	911,910
	TOTAL	9,372,194
	Utility - Electric—5.9%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	491,140
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	429,514
2,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,970,986
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	333,865
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	362,110
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	931,584
1,700,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,527,834
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	557,554
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	593,499
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	$ 196,932
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	662,152
1,250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,160,095
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	717,375
1,000,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,043,056
1,855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,806,875
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	234,855
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	675,050
1,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,541,448
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	502,233
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,122,860
1,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,014,049
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	2,015,149
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	508,177
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	563,051
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	61,329
555,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	557,861
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	229,954
1,250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,200,145
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	433,733
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	143,644
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	591,407
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	864,003
	TOTAL	25,043,519
	Utility - Natural Gas Distributor—0.2%
750,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	742,913
	TOTAL CORPORATE BONDS (IDENTIFIED COST $396,357,013)	397,821,849
	INVESTMENT COMPANY—4.6%
19,474,905	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2] (IDENTIFIED COST $19,474,905)	19,474,905
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $415,831,918)[3]	417,296,754
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	3,426,863
	NET ASSETS—100%	$420,723,617
At April 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	198	$22,717,406	June 2025	$268,816
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$11,812,786	$—	$11,812,786
Purchases at Cost	$337,834	$100,194,016	$100,531,850
Proceeds from Sales	$(12,150,620)	$(80,719,111)	$(92,869,731)
Change in Unrealized Appreciation/Depreciation	$(590)	$—	$(590)
Net Realized Gain/(Loss)	$590	$—	$590
Value as of 4/30/2025	$—	$19,474,905	$19,474,905
Shares Held as of 4/30/2025	—	19,474,905	19,474,905
Dividend Income	$11,404	$547,444	$558,848

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $415,877,451.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$397,813,724	$8,125	$397,821,849
Investment Company	19,474,905	—	—	19,474,905
TOTAL SECURITIES	$19,474,905	$397,813,724	$8,125	$417,296,754
Other Financial Instruments:[1]
Assets	$268,816	$—	$—	$268,816

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.29	$8.47	$8.60	$9.60	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.33	0.25	0.18	0.23
Net realized and unrealized gain (loss)	0.30	(0.18)	(0.15)	(0.90)	0.33
Total From Investment Operations	0.65	0.15	0.10	(0.72)	0.56
Less Distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.23)	(0.18)	(0.23)
Distributions from net realized gain	—	—	(0.00)[2]	(0.10)	(0.02)
Total Distributions	(0.36)	(0.33)	(0.23)	(0.28)	(0.25)
Net Asset Value, End of Period	$8.58	$8.29	$8.47	$8.60	$9.60
Total Return[3]	7.91%	1.88%	1.22%	(7.68)%	5.94%
Ratios to Average Net Assets:
Net expenses[4]	0.51%	0.54%	0.57%	0.57%	0.57%
Net investment income	4.15%	3.96%	2.95%	1.93%	2.32%
Expense waiver/reimbursement[5]	0.27%	0.27%	0.24%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,613	$361,926	$229,337	$122,743	$164,458
Portfolio turnover[6]	17%	18%	28%	23%	28%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.29	$8.47	$8.60	$9.60	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.31	0.22	0.16	0.20
Net realized and unrealized gain (loss)	0.31	(0.18)	(0.14)	(0.90)	0.33
Total From Investment Operations	0.64	0.13	0.08	(0.74)	0.53
Less Distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.21)	(0.16)	(0.20)
Distributions from net realized gain	—	—	(0.00)[2]	(0.10)	(0.02)
Total Distributions	(0.34)	(0.31)	(0.21)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.59	$8.29	$8.47	$8.60	$9.60
Total Return[3]	7.76%	1.62%	0.97%	(7.91)%	5.68%
Ratios to Average Net Assets:
Net expenses[4]	0.76%	0.80%	0.82%	0.82%	0.82%
Net investment income	3.90%	3.67%	2.57%	1.69%	2.08%
Expense waiver/reimbursement[5]	0.46%	0.48%	0.48%	0.49%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,938	$13,170	$15,137	$15,999	$19,535
Portfolio turnover[6]	17%	18%	28%	23%	28%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 4/30/2025[1]
Net Asset Value, Beginning of Period	$8.41
Income From Investment Operations:
Net investment income (loss)[2]	0.30
Net realized and unrealized gain (loss)	0.18
Total From Investment Operations	0.48
Less Distributions:
Distributions from net investment income	(0.30)
Net Asset Value, End of Period	$8.59
Total Return[3]	5.80%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]
Net investment income	4.23%[5]
Expense waiver/reimbursement[6]	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$185,173
Portfolio turnover[7]	17%[8]

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investment in securities, at value including $19,474,905 of investments in affiliated holdings* (identified cost $415,831,918, including $19,474,905 of identified cost in affiliated holdings)	$417,296,754
Due from broker (Note 2)	504,900
Income receivable	4,072,149
Income receivable from affiliated holdings	38,965
Receivable for shares sold	224,288
Total Assets	422,137,056
Liabilities:
Payable for shares redeemed	471,366
Payable for variation margin on futures contracts	6,140
Income distribution payable	776,406
Payable for investment adviser fee (Note 5)	5,193
Payable for administrative fee (Note 5)	891
Payable for portfolio accounting fees	65,331
Payable for share registration costs	26,368
Payable for other service fees (Notes 2 and 5)	15,779
Accrued expenses (Note 5)	45,965
Total Liabilities	1,413,439
Net assets for 49,007,154 shares outstanding	$420,723,617
Net Assets Consist of:
Paid-in capital	$422,016,190
Total distributable earnings (loss)	(1,292,573)
Net Assets	$420,723,617
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($233,613,047 ÷ 27,220,406 shares outstanding), no par value, unlimited shares authorized	$8.58
Service Shares:
Net asset value per share ($1,937,819 ÷ 225,700 shares outstanding), no par value, unlimited shares authorized	$8.59
Class R6 Shares:
Net asset value per share ($185,172,751 ÷ 21,561,048 shares outstanding), no par value, unlimited shares authorized	$8.59

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2025

Investment Income:
Interest	$18,327,749
Dividends received from affiliated holdings*	558,848
TOTAL INCOME	18,886,597
Expenses:
Investment adviser fee (Note 5)	1,816,834
Administrative fee (Note 5)	321,994
Custodian fees	21,348
Transfer agent fees (Note 2)	301,534
Directors’/Trustees’ fees (Note 5)	2,377
Auditing fees	33,450
Legal fees	11,432
Portfolio accounting fees	150,364
Distribution services fee (Note 5)	10,903
Other service fees (Notes 2 and 5)	187,337
Share registration costs	76,302
Printing and postage	39,044
Miscellaneous (Note 5)	25,149
TOTAL EXPENSES	2,998,068
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(739,038)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(243,257)
TOTAL WAIVERS AND REIMBURSEMENTS	(982,295)
Net expenses	2,015,773
Net investment income	16,870,824
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $590 on sales of investments in affiliated holdings*)	75,573
Net realized gain on futures contracts	262,459
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(590) on investments in affiliated holdings*)	12,729,524
Net change in unrealized depreciation of futures contracts	565,541
Net realized and unrealized gain (loss) on investments and futures contracts	13,633,097
Change in net assets resulting from operations	$30,503,921

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended April 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,870,824	$13,097,925
Net realized gain (loss)	338,032	(1,475,638)
Net change in unrealized appreciation/depreciation	13,295,065	(3,821,414)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,503,921	7,800,873
Distributions to Shareholders:
Institutional Shares	(11,379,348)	(12,903,142)
Service Shares	(170,689)	(526,861)
Class R6 Shares[1]	(5,443,098)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,993,135)	(13,430,003)
Share Transactions:
Proceeds from sale of shares	288,672,588	244,950,131
Net asset value of shares issued to shareholders in payment of distributions declared	8,371,806	6,582,534
Cost of shares redeemed	(264,927,554)	(115,280,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,116,840	136,251,765
Change in net assets	45,627,626	130,622,635
Net Assets:
Beginning of period	375,095,991	244,473,356
End of period	$420,723,617	$375,095,991

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2025
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Class R6 Shares commenced operations on July 1, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $982,295 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$276,023	$(55,609)
Service Shares	4,127	(81)
Class R6 Shares	21,384	—
TOTAL	$301,534	$(55,690)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2025, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$176,664	$(176,664)
Service Shares	10,673	—
TOTAL	$187,337	$(176,664)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $18,015,433. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(268,816)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$262,459

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$565,541
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2025		Year Ended 4/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,588,035	$90,110,984	29,281,943	$243,517,025
Shares issued to shareholders in payment of distributions declared	962,628	8,217,444	730,339	6,083,174
Shares redeemed	(27,983,723)	(240,042,976)	(13,436,669)	(111,696,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,433,060)	$(141,714,548)	16,575,613	$137,903,290
	Year Ended 4/30/2025		Year Ended 4/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,362	$239,779	172,839	$1,433,106
Shares issued to shareholders in payment of distributions declared	18,104	153,344	59,988	499,360
Shares redeemed	(1,409,015)	(11,989,082)	(431,484)	(3,583,991)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,362,549)	$(11,595,959)	(198,657)	$(1,651,525)
Annual Financial Statements and Additional Information

	Year Ended 4/30/2025		Year Ended 4/30/2024
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	23,069,068	$198,321,825	—	$—
Shares issued to shareholders in payment of distributions declared	119	1,018	—	—
Shares redeemed	(1,508,139)	(12,895,496)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	21,561,048	$185,427,347	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,765,439	$32,116,840	16,376,956	$136,251,765

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$16,993,135	$13,430,003
As of April 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(126,371)
Net unrealized appreciation	$1,419,303
Capital loss carryforwards and deferrals	$(2,209,514)
Other temporary differences	$(375,991)
TOTAL	$(1,292,573)
At April 30, 2025, the cost of investments for federal tax purposes was $415,877,451. The net unrealized appreciation of investments for federal tax purposes was $1,419,303. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $5,053,569 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,634,266. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures contracts.
As of April 30, 2025, the Fund had a capital loss carryforward of $2,209,514 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$400,085	$1,809,429	$2,209,514
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.44% of the Fund’s average daily net assets. Prior to July 1, 2024, the investment adviser fee was 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2025, the Adviser voluntarily waived $730,823 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2025, the Adviser reimbursed $8,215.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$10,903	$(10,903)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2025, FSSC received $924 and reimbursed $176,664 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.76% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):(a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2025, were as follows:
Purchases	$87,867,012
Sales	$65,944,309
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the year ended April 30, 2025, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the year ended April 30, 2025, the program was not utilized.
Annual Financial Statements and Additional Information

9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended April 30, 2025, 100.0% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 6 basis points, such reduction to be effective July 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
CUSIP 31420C472
G00715-02 (6/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—50.4%
	Auto Receivables—31.4%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,196,662
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,541,458
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,189,258
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,594,606
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,024,723
1,449,787	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,457,085
1,933,049	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,947,966
669,384	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	678,238
669,384	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	678,666
248,530	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	247,824
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,674,044
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,655,517
2,297,713	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	2,313,836
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,657,219
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,805,053
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,049,900
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,210,074
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,058,885
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,753,789
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,886,461
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,417,302
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,092,352
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,845,959
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,030,823
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,017,669
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,025,855
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,147,890
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,521,963
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,018,128
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/15/2030	1,457,283
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,570,123
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,637,428
15,233	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	15,196
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,202,917
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,604,728
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,847,782
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,261,428
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	1,002,211
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	2,001,589
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,375,178
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,037,861
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,020,917
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,329,820
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,101,374
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	4,968,787
543,204	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	545,669
1,253,468	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	1,257,720
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,585,401
5,498,749	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	5,590,738
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,739,372
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,884,725
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,317,399
2,000,000	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	2,005,743
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	$ 3,505,044
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,077,915
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,036,170
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,517,489
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,094,708
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,314,748
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,955,538
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,113,983
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,619,779
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,554,032
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,577,367
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,841,455
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,666,411
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,017,471
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,837,937
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,051,018
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	3,992,625
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,054,342
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,064,344
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,314,421
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,267,164
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,790,163
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	816,859
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,019,983
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	883,051
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,043,180
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,995,008
4,000,000	Hyundai Auto Lease Securitization Trust 2024-C, Class B, 4.970%, 2/15/2029	4,041,556
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,974,766
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,263,559
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,080,841
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	5,025,162
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,034,219
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,018,951
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	764,416
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,378,038
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,204,108
3,000,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	3,023,741
2,080,000	Navistar Financial Dealer Note 2024-1, Class B, 5.790%, 4/25/2029	2,113,499
2,850,000	Navistar Financial Dealer Note 2024-1, Class C, 6.130%, 4/25/2029	2,906,566
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,008,224
6,000,000	NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	6,020,600
6,662,000	NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,724,038
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	699,261
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,424
3,495,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,497,538
65,499	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	65,524
210,302	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	213,463
2,500,000	Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	2,509,495
1,642,000	Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,648,121
325,156	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	323,884
3,302,806	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	3,277,384
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,503,761
3,000,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	3,012,280
1,850,000	Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,878,200
13,000,000	Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,397,634
Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	$ 15,023,712
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,555,878
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,561,120
6,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,602,823
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,069,104
1,305,817		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,312,663
1,088,181		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	1,093,876
1,001,126		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	1,013,594
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,045,231
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,578,752
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,146,003
6,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	6,024,573
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,767,363
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,025,883
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,358,886
3,705,582	[1]	The Huntington National Bank 2025-1, Class C, 6.600% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	3,710,433
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	5,003,650
1,341,747		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	1,358,955
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,936,820
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,790,787
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,491,938
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,728,118
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,358,531
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,069,391
		TOTAL	438,160,136
		Credit Card—6.5%
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,365,954
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,101,608
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2A, Class A, 5.244% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,004,289
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,317,002
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,021,884
2,500,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	2,519,257
3,690,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	3,731,648
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	1,505,034
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,775,060
3,000,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/16/2028	3,025,729
4,000,000		Evergreen Credit Card Trust Series 2024-CRT4, Class C, 5.640%, 10/16/2028	4,027,948
2,300,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,334,392
1,400,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,420,675
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,630,576
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,540,704
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,721,920
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,866,142
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,151,425
5,000,000		Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,280,459
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,005,979
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,351,519
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,625,451
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,039,177
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,077,068
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,253,962
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,755,485
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	3,003,473
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	2,006,708
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	2,004,690
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.501%, 12/26/2028	1,879,676
Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 5.989%, 12/26/2028	$ 1,002,595
		TOTAL	90,347,489
		Equipment Lease—5.8%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,260,992
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,966,113
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,093,210
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,501,981
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,029,142
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,222,081
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,033,292
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,523,909
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	782,607
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,015,675
3,250,000		Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,283,594
520,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	522,088
870,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	871,995
740,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	742,826
2,670,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,737,448
3,928,881		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,938,277
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,523,621
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,211,368
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,828,936
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,143,029
4,161,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	4,213,043
1,625,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,645,981
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,003,002
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	3,567,228
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,039,345
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,612,901
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,042,098
3,400,417		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,419,363
873,575		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	875,908
		TOTAL	81,651,053
		Home Equity Loan—0.0%
4,357	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.916% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,448
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	70,977
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	74,425
		Other—5.6%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,292,105
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,592,238
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,296,109
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,570,561
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,926,085
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,007,266
528,121		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	527,272
4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	4,994,862
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,792,683
8,000,000		Verizon Master Trust 2024-1, Class C, 5.490%, 12/20/2028	8,029,266
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,342,980
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	5,032,909
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,843,894
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,025,717
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,306,552
		TOTAL	78,580,499
Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—1.1%
$ 465,465	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.148% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	$ 466,268
1,857,035		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,792,699
1,428,046		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,316,084
891,489		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	835,005
4,108,467		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	3,684,258
6,968,267	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.124% (CME Term SOFR 1 Month +0.804%), 4/20/2062	6,849,885
		TOTAL	14,944,199
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $699,869,173)	703,757,801
		CORPORATE BONDS—34.0%
		Banks—0.3%
4,000,000		BNP PARIBAS, 4.900%, 5/9/2029	3,998,641
		Capital Goods - Aerospace & Defense—0.3%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	3,016,485
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,529,603
		TOTAL	4,546,088
		Capital Goods - Construction Machinery—0.2%
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,935,497
		Capital Goods - Diversified Manufacturing—0.1%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	767,637
		Communications - Cable & Satellite—0.3%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,755,819
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,222,881
		TOTAL	3,978,700
		Communications - Media & Entertainment—0.2%
3,160,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,190,433
		Communications - Telecom Wireless—0.9%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,092,204
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,086,007
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,065,572
		TOTAL	12,243,783
		Communications - Telecom Wirelines—0.4%
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,060,169
4,000,000	[3]	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,035,292
		TOTAL	6,095,461
		Consumer Cyclical - Automotive—4.9%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,348,675
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,090,469
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	3,928,679
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,076,901
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,049,686
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,015,024
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.404% (SOFR +1.040%), 2/26/2027	4,948,252
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,029,438
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,143,197
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.210% (SOFR +0.850%), 11/15/2027	4,118,853
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.410% (SOFR +2.050%), 9/13/2027	3,950,424
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,523,670
1,500,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,511,975
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,044,226
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.202% (SOFR +0.830%), 3/20/2026	4,999,806
		TOTAL	67,779,275
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,311,321
Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—0.5%
$ 1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	$ 1,761,994
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	731,554
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	799,979
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,164,072
		TOTAL	7,457,599
		Consumer Non-Cyclical - Health Care—1.2%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,686,398
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,683,730
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,342,529
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,870,037
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,039,214
1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	1,953,421
4,000,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	4,080,991
		TOTAL	16,656,320
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,610
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,741,333
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,706,374
		TOTAL	6,138,317
		Consumer Non-Cyclical - Tobacco—0.8%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,616,504
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,012,750
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,073,068
		TOTAL	10,702,322
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	1,745,385
		Energy - Midstream—1.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,447,722
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,280,361
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,060,531
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	907,275
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,152,675
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,578,289
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,085,981
		TOTAL	18,512,834
		Energy - Refining—0.6%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,000,000
		Financial Institution - Banking—12.8%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,054,397
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	774,526
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.219% (SOFR +0.850%), 12/16/2029	2,015,386
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,113,697
2,325,000	[3]	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,378,073
5,000,000	[1,3]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.191% (SOFR +0.810%), 1/27/2027	5,005,057
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,031,510
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,080,418
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.075% (SOFR +0.712%), 11/19/2027	4,003,883
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,041,176
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,115,829
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,682,919
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,314,043
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,721,677
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.776% (SOFR +0.400%), 7/7/2025	6,836,690
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,073,365
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,116,447
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,646,709
Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	$ 5,205,768
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,988,412
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.297% (SOFR +0.920%), 10/21/2027	4,081,562
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.485% (SOFR +1.120%), 2/24/2028	3,753,989
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,260,763
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,023,515
2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	2,010,227
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,049,712
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.138% (SOFR +0.765%), 9/22/2027	2,495,849
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,110,834
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 5.045% (SOFR +0.685%), 10/15/2027	4,982,754
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,908,524
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,122,896
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,988,394
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.137% (SOFR +0.760%), 9/29/2026	6,010,418
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	2,001,741
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,106,166
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,058,826
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,655,143
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,380,145
3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	4,047,270
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,014,772
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,307,310
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.399% (SOFR +1.030%), 12/17/2029	3,974,376
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,189,309
2,000,000	[3]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,043,980
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,066,427
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,159,873
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,207,929
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,708,945
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,090,185
		TOTAL	179,011,816
		Financial Institution - Finance Companies—1.4%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,298,437
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,057,608
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,745,674
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,140,773
1,770,000	[3]	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,768,890
		TOTAL	20,011,382
		Financial Institution - Insurance - Life—1.6%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,103,389
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,736,057
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,068,226
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,074,813
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,063,979
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,904,441
		TOTAL	21,950,905
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,084,628
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 5.427% (CME Term SOFR 3 Month +1.171%), 7/15/2027	970,421
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.061% (SOFR +0.700%), 11/8/2027	1,173,742
		TOTAL	6,228,791
		Software—0.3%
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,667,108
		Technology—1.7%
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,891,358
Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	$ 6,251,051
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	3,998,545
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,948,891
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,827,612
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,101,255
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,160,401
		TOTAL	24,179,113
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,215,765
		Transportation - Services—1.1%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,105,904
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,429,144
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,273,393
		TOTAL	14,808,441
		Utility - Electric—1.7%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,229,879
4,000,000	[3]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,133,684
1,687,501		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	1,712,860
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,388,271
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 7.050%, 10/14/2025	2,680,114
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	4,011,969
3,740,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,777,953
		TOTAL	23,934,730
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,696,685
		TOTAL CORPORATE BONDS (IDENTIFIED COST $468,222,722)	474,764,349
		MORTGAGE-BACKED SECURITIES—3.5%
		Federal Home Loan Mortgage Corporation—2.3%
11,499,743		FHLMC Pool QI0122, 6.000%, 2/1/2054	11,698,222
9,948,583		FHLMC Pool QI4114, 6.500%, 4/1/2054	10,254,716
9,234,020		FHLMC Pool SD8433, 6.500%, 5/1/2054	9,510,230
		TOTAL	31,463,168
		Federal National Mortgage Association—1.2%
22,358		FNMA Pool 728568, 6.500%, 10/1/2033	23,607
8,170,136		FNMA Pool DA1519, 6.000%, 10/1/2053	8,292,994
8,678,536		FNMA Pool DA5003, 6.000%, 11/1/2053	8,806,477
		TOTAL	17,123,078
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,631,457)	48,586,246
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Commercial Mortgage—2.7%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.868% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,983,732
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,210,589
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.171% (CME Term SOFR 1 Month +1.850%), 12/15/2039	991,861
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.471% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,611,777
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.914% (CME Term SOFR 1 Month +1.593%), 11/15/2039	2,985,912
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 6.263% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,583,979
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.563% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,035,540
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.711% (CME Term SOFR 1 Month +2.390%), 6/15/2039	7,879,841
7,000,000	[1]	ORL TRUST 2024-GLKS, Class B, 6.213% (CME Term SOFR 1 Month +1.892%), 12/15/2039	6,947,409
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.914% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,113,657
600,000	[1]	TEXAS 2025-TWR, Class C, 6.463% (CME Term SOFR 1 Month +2.141%), 4/15/2042	593,986
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.614% (CME Term SOFR 1 Month +1.293%), 4/15/2042	3,949,917
		TOTAL	37,888,200
Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—0.6%
$ 9,063,088		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	$ 8,521,728
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,242,130)	46,409,928
		U.S. TREASURIES—3.3%
		U.S. Treasury Notes—3.3%
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,253,029
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,318,700
		TOTAL U.S. TREASURIES (IDENTIFIED COST $44,939,394)	45,571,729
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
		Federal Home Loan Mortgage Corporation—0.2%
1,529		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,561
8,129		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	7,924
218,667	[1]	FHLMC REMIC, Series 3117, Class FE, 4.759% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	216,511
25,328	[1]	FHLMC REMIC, Series 3152, Class WF, 4.919% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	25,197
75,041	[1]	FHLMC REMIC, Series 3317, Class F, 4.859% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	74,211
34,888	[1]	FHLMC REMIC, Series 3542, Class NF, 5.209% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	34,994
109,008	[1]	FHLMC REMIC, Series 3556, Class FA, 5.369% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	109,875
2,241,377	[1]	FHLMC REMIC, Series KF95, Class AL, 4.708% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,232,764
71,225		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	75,030
		TOTAL	2,778,067
		Federal National Mortgage Association—0.4%
10,633		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	10,815
12,169	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.968% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	12,164
1,005		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	997
49,275	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.898% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	49,046
307,952	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.918% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	305,567
37,757	[1]	FNMA REMIC, Series 2008-69, Class FB, 5.468% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	38,164
85,987	[1]	FNMA REMIC, Series 2009-69, Class F, 5.318% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	86,565
123,485	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.008% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	122,863
76,646	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.918% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	76,251
662,217	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.868% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	651,565
562,002	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.818% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	551,847
3,134,555	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.768% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,021,603
5,178	[1]	FNMA Class FB, 4.968% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,152
		TOTAL	4,932,599
	[1]	Government National Mortgage Association—0.0%
282,655		GNMA REMIC, Series 2013-H16, Class FA, 4.979% (CME Term SOFR 1 Month +0.654%), 7/20/2063	283,077
138,039		GNMA REMIC, Series 2013-H17, Class FA, 4.989% (CME Term SOFR 1 Month +0.664%), 7/20/2063	138,283
		TOTAL	421,360
		Non-Agency Mortgage—0.3%
1,800		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.739%, 3/25/2033	1,697
3,231,785		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,262,239
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,193
53,002		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.994%, 9/25/2034	43,497
452,481		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	387,789
330,378		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	280,129
138,000	[1]	Washington Mutual 2006-AR15, Class 1A, 5.414% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	124,074
157,948	[1]	Washington Mutual 2006-AR17, Class 1A, 4.152% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	134,746
		TOTAL	4,236,364
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,614,197)	12,368,390
		AGENCY RISK TRANSFER SECURITY—0.3%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.852% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,099,904
Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 895		FHLMC ARM, 5.348%, 11/1/2030	$ 902
108,195		FHLMC ARM, 6.299%, 3/1/2033	109,968
		TOTAL	110,870
		Federal National Mortgage Association—0.0%
99,409		FNMA ARM, 4.244%, 8/1/2033	97,282
3,698		FNMA ARM, 4.739%, 10/1/2027	3,676
104,441		FNMA ARM, 4.789%, 5/1/2034	102,582
41,900		FNMA ARM, 4.820%, 4/1/2028	41,579
40,550		FNMA ARM, 6.035%, 5/1/2040	40,531
		TOTAL	285,650
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $403,064)	396,520
		INVESTMENT COMPANIES—4.7%
3,046,812		Bank Loan Core Fund	25,989,306
26,741,456		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4]	26,741,456
1,499,891		Project and Trade Finance Core Fund	13,289,038
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $66,421,213)	66,019,800
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $1,391,343,350)[5]	1,401,974,667
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(6,050,303)
		NET ASSETS—100%	$1,395,924,364
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Affiliates	Value as of 4/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income
Bank Loan Core Fund	$—	$26,390,681	$—	$(401,375)	$—	$25,989,306	3,046,812	$390,680
Federated Hermes Government Obligations Fund, Premier Shares*	$1,096,200	$677,621,428	$(651,976,172)	$—	$—	$26,741,456	26,741,456	$2,441,546
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$87,382,048	$265,065	$(87,647,113)	$12,161	$(12,161)	$—	—	$86,764
High Yield Bond Core Fund	$22,476,287	$1,185,780	$(24,407,103)	$218,124	$526,912	$—	—	$1,187,539
Project and Trade Finance Core Fund	$—	$13,289,077	$—	$(39)	$—	$13,289,038	1,499,891	$289,077
TOTAL OF AFFILIATED TRANSACTIONS	$110,954,535	$718,752,031	$(764,030,388)	$(171,129)	$514,751	$66,019,800	31,288,159	$4,395,606

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,391,637,431.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
10

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$703,757,801	$0	$703,757,801
Corporate Bonds	—	474,764,349	—	474,764,349
Mortgage-Backed Securities	—	48,586,246	—	48,586,246
Commercial Mortgage-Backed Securities	—	46,409,928	—	46,409,928
U.S. Treasuries	—	45,571,729	—	45,571,729
Collateralized Mortgage Obligations	—	12,368,390	—	12,368,390
Agency Risk Transfer Security	—	4,099,904	—	4,099,904
Adjustable Rate Mortgages	—	396,520	—	396,520
Investment Companies	52,730,762	—	—	52,730,762
Other Investments[1]	—	—	—	13,289,038
TOTAL SECURITIES	$52,730,762	$1,335,954,867	$0	$1,401,974,667

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $13,289,038 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.34	$8.28	$8.36	$8.70	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.26	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.20	0.06	(0.06)	(0.33)	0.20
Total From Investment Operations	0.58	0.32	0.07	(0.25)	0.31
Less Distributions:
Distributions from net investment income	(0.38)	(0.26)	(0.13)	(0.08)	(0.12)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.38)	(0.26)	(0.15)	(0.09)	(0.13)
Net Asset Value, End of Period	$8.54	$8.34	$8.28	$8.36	$8.70
Total Return[2]	7.12%	3.94%	0.86%	(2.94)%	3.56%
Ratios to Average Net Assets:
Net expenses[3]	0.64%	0.63%	0.63%	0.63%	0.62%
Net investment income	4.53%	3.10%	1.53%	0.91%	1.23%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,620	$148,824	$220,337	$453,924	$632,973
Portfolio turnover[5]	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.34	$8.28	$8.36	$8.70	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.29	0.15	0.10	0.14
Net realized and unrealized gain (loss)	0.19	0.05	(0.06)	(0.33)	0.19
Total From Investment Operations	0.60	0.34	0.09	(0.23)	0.33
Less Distributions:
Distributions from net investment income	(0.41)	(0.28)	(0.15)	(0.10)	(0.14)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.41)	(0.28)	(0.17)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.53	$8.34	$8.28	$8.36	$8.70
Total Return[2]	7.27%	4.21%	1.12%	(2.70)%	3.82%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.79%	3.44%	1.82%	1.16%	1.57%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,031,157	$877,551	$795,779	$1,152,478	$1,131,124
Portfolio turnover[5]	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.34	$8.27	$8.35	$8.69	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.26	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.19	0.07	(0.06)	(0.33)	0.18
Total From Investment Operations	0.57	0.33	0.07	(0.25)	0.29
Less Distributions:
Distributions from net investment income	(0.38)	(0.26)	(0.13)	(0.08)	(0.11)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.38)	(0.26)	(0.15)	(0.09)	(0.12)
Net Asset Value, End of Period	$8.53	$8.34	$8.27	$8.35	$8.69
Total Return[2]	6.97%	4.05%	0.83%	(2.97)%	3.41%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.50%	3.08%	1.54%	0.88%	1.30%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,788	$99,190	$148,587	$208,121	$304,881
Portfolio turnover[5]	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.35	$8.28	$8.36	$8.70	$8.53
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.28	0.16	0.10	0.14
Net realized and unrealized gain (loss)	0.19	0.08	(0.06)	(0.33)	0.18
Total From Investment Operations	0.60	0.36	0.10	(0.23)	0.32
Less Distributions:
Distributions from net investment income	(0.41)	(0.29)	(0.16)	(0.10)	(0.14)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.41)	(0.29)	(0.18)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.54	$8.35	$8.28	$8.36	$8.70
Total Return[2]	7.30%	4.36%	1.15%	(2.67)%	3.72%
Ratios to Average Net Assets:
Net expenses[3]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	4.82%	3.38%	1.88%	1.20%	1.59%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,359	$101,278	$163,359	$179,549	$205,293
Portfolio turnover[5]	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investment in securities, at value including $5,134,387 of securities loaned and $66,019,800 of investments in affiliated holdings* (identified cost $1,391,343,350, including $66,421,213 of identified cost in affiliated holdings)	$1,401,974,667
Cash	854
Income receivable	7,864,060
Income receivable from affiliated holdings	318,282
Receivable for shares sold	986,813
Total Assets	1,411,144,676
Liabilities:
Payable for investments purchased	7,100,410
Payable for shares redeemed	2,093,141
Payable for collateral due to broker for securities lending (Note 2)	5,283,548
Income distribution payable	442,574
Payable to adviser (Note 5)	8,165
Payable for administrative fee (Note 5)	2,949
Payable for other service fees (Notes 2 and 5)	55,165
Accrued expenses (Note 5)	234,360
Total Liabilities	15,220,312
Net assets for 163,563,474 shares outstanding	$1,395,924,364
Net Assets Consist of:
Paid-in capital	$1,443,747,292
Total distributable earnings (loss)	(47,822,928)
Net Assets	$1,395,924,364
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($164,620,476 ÷ 19,287,247 shares outstanding), no par value, unlimited shares authorized	$8.54
Offering price per share (100/99.00 of $8.54)	$8.63
Redemption proceeds per share	$8.54
Institutional Shares:
Net asset value per share ($1,031,156,546 ÷ 120,826,450 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
Service Shares:
Net asset value per share ($90,788,116 ÷ 10,646,924 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
Class R6 Shares:
Net asset value per share ($109,359,226 ÷ 12,802,853 shares outstanding), no par value, unlimited shares authorized	$8.54
Offering price per share	$8.54
Redemption proceeds per share	$8.54

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Operations
Year Ended April 30, 2025

Investment Income:
Interest	$63,000,555
Dividends (including $4,221,316 received from affiliated holdings* and net of foreign taxes withheld of $1,327)	4,219,989
Net income on securities loaned (includes $174,290 earned from affiliated holdings related to cash collateral balances*) (Note 2)	17,581
TOTAL INCOME	67,238,125
Expenses:
Investment adviser fee (Note 5)	3,773,839
Administrative fee (Note 5)	1,014,243
Custodian fees	52,718
Transfer agent fees (Note 2)	929,882
Directors’/Trustees’ fees (Note 5)	5,492
Auditing fees	33,450
Legal fees	11,537
Portfolio accounting fees	188,806
Other service fees (Notes 2 and 5)	622,741
Share registration costs	100,252
Printing and postage	146,764
Miscellaneous (Note 5)	27,636
TOTAL EXPENSES	6,907,360
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(999,557)
Reimbursement of other operating expenses (Notes 2 and 5)	(378,624)
TOTAL WAIVER AND REIMBURSEMENTS	(1,378,181)
Net expenses	5,529,179
Net investment income	61,708,946
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $514,751 on sales of investments in affiliated holdings*)	315,507
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(171,129) on investments in affiliated holdings*)	27,879,816
Net realized and unrealized gain (loss) on investments	28,195,323
Change in net assets resulting from operations	$89,904,269

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Changes in Net Assets

Year Ended April 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,708,946	$42,058,848
Net realized gain (loss)	315,507	(24,939,047)
Net change in unrealized appreciation/depreciation	27,879,816	33,806,428
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	89,904,269	50,926,229
Distributions to Shareholders:
Class A Shares	(7,046,743)	(5,465,145)
Class A2 Shares[1]	—	—
Institutional Shares	(45,397,940)	(28,030,915)
Service Shares	(4,351,750)	(3,440,882)
Class R6 Shares	(4,879,655)	(5,034,921)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,676,088)	(41,971,863)
Share Transactions:
Proceeds from sale of shares	531,190,298	456,448,734
Net asset value of shares issued to shareholders in payment of distributions declared	56,671,781	38,501,422
Cost of shares redeemed	(447,009,233)	(605,122,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,852,846	(110,172,572)
Change in net assets	169,081,027	(101,218,206)
Net Assets:
Beginning of period	1,226,843,337	1,328,061,543
End of period	$1,395,924,364	$1,226,843,337

1	Class A2 Shares were liquidated on August 18, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Notes to Financial Statements
April 30, 2025
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
On August 18, 2023, the Fund’s Class A2 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
19

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,378,181 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$85,424	$—
Institutional Shares	754,211	(373,214)
Service Shares	79,867	(5,410)
Class R6 Shares	10,380	—
TOTAL	$929,882	$(378,624)
Annual Financial Statements and Additional Information
20

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to these fees.
For the year ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$387,302
Service Shares	235,439
TOTAL	$622,741
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the year ended April 30, 2025, the Fund held no futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Financial Statements and Additional Information
21

As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$5,134,387	$5,283,548
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2025		Year Ended 4/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,175,348	$61,034,996	2,589,319	$21,521,593
Shares issued to shareholders in payment of distributions declared	825,619	7,013,491	654,899	5,440,400
Shares redeemed	(6,550,292)	(55,579,996)	(12,014,807)	(99,555,007)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,450,675	$12,468,491	(8,770,589)	$(72,593,014)
	Year Ended 4/30/2025		Year Ended 4/30/2024
Class A2 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(12)	(95)
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	—	$—	(12)	$(95)
	Year Ended 4/30/2025		Year Ended 4/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,955,973	$415,700,490	42,903,490	$356,141,784
Shares issued to shareholders in payment of distributions declared	4,921,306	41,790,426	3,074,533	25,562,358
Shares redeemed	(38,237,422)	(324,328,544)	(36,901,681)	(306,065,750)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,639,857	$133,162,372	9,076,342	$75,638,392
	Year Ended 4/30/2025		Year Ended 4/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,192,474	$10,124,473	1,181,319	$9,782,494
Shares issued to shareholders in payment of distributions declared	419,566	3,560,003	349,789	2,902,677
Shares redeemed	(2,864,316)	(24,279,705)	(7,591,106)	(62,694,865)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,252,276)	$(10,595,229)	(6,059,998)	$(50,009,694)
Annual Financial Statements and Additional Information
22

	Year Ended 4/30/2025		Year Ended 4/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,219,826	$44,330,339	8,301,873	$69,002,863
Shares issued to shareholders in payment of distributions declared	506,860	4,307,861	553,248	4,595,987
Shares redeemed	(5,053,664)	(42,820,988)	(16,445,163)	(136,807,011)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	673,022	$5,817,212	(7,590,042)	$(63,208,161)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,511,278	$140,852,846	(13,344,299)	$(110,172,572)

1	Class A2 Shares were liquidated on August 18, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$61,676,088	$41,971,863

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$510,250
Net unrealized appreciation	$10,337,236
Capital loss carryforwards	$(58,670,414)
TOTAL	$(47,822,928)
At April 30, 2025, the cost of investments for federal tax purposes was $1,391,637,431. The net unrealized appreciation of investments for federal tax purposes was $10,337,236. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $16,622,558 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,285,322. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for to reverse write off of Greentree.
As of April 30, 2025, the Fund had a capital loss carryforward of $58,670,414 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,986,231	$45,684,183	$58,670,414
The Fund used capital loss carryforwards of $502,921 to offset capital gains realized during the year ended April 30, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2025, the Adviser voluntarily waived $961,457 of its fee and voluntarily reimbursed $378,624 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2025, the Adviser reimbursed $38,100.
Annual Financial Statements and Additional Information
23

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to the Plan at up to 0.25% of average daily net assets of Class A2 Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2025, FSC retained $2,257 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2025, FSSC received $17,510 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2025, were as follows:
Purchases	$505,498,701
Sales	$327,156,755
Annual Financial Statements and Additional Information
24

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the year ended April 30, 2025, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the year ended April 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended April 30, 2025, 99.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
25

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 23, 2025
Annual Financial Statements and Additional Information
26

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES SHORT-TERM INCOME FUND (THE “FUND”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
27

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
28

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
29

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective July 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
30

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025